Pension and Other Benefit Programs (Projected Plan Payments) (Details) - U.S. Operations $ in Millions	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2014	$ 50
2015	50
2016	49
2017	49
2018	49
Next 5 years	$ 248